Shareholder Report, Holdings (Details) - C000082717	Oct. 31, 2025
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.70%
AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	1.40%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.10%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.70%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.00%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.10%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	9.60%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.10%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	35.70%